Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years
Finance lease right-of-use asset	4 Years

Schedule of Disaggregate the Revenue

The following table disaggregates the Company’s revenue by revenue type:

	For the Years Ended December 31,
	2024	2023	2022
	US$	US$	US$
Consulting services	$-	$800,000	$-
Software development and post-contract maintenance	-	24,098	676,049
Placement agent services	1,860,000	45,837	372,677
Market data services	-	-	20,619
Other revenue	8,333	-	4,006
Total revenues	$1,868,333	$869,935	$1,073,351

Schedule of Disaggregate the Company's Revenue Geographic Area

The following table disaggregates the Company’s revenue by geographic area:

	For the Years Ended December 31,
	2024	2023	2022
	US$	US$	US$

China	$-	$824,098	$696,668
United States	1,868,333	45,837	376,683
Total revenues	$1,868,333	$869,935	$1,073,351

Schedule of Earnings Per Share, Basic and Diluted	The following table presents a reconciliation of basic and diluted net income (loss) per common share:
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Net loss from continuing operations for basic and diluted net loss per share of common stock	$(91,168,280)	$(7,848,380)	$(5,664,379)
Net income from discontinued operations for basic and diluted net income per share of common stock	$-	$53,267,761	$19,003
Weighted average common stock outstanding – basic and diluted*	24,996,144	13,221,897	437,139
Net loss per common share from continuing operations - basic and diluted*	$(3.65)	$(0.59)	$(12.96)
Net income per common share from discontinued operations - basic and diluted*	$-	$4.03	$0.04

*	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.